TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018

Beginning balance	$3,214	$1,534
Additions for prior year tax positions	484	221
Reclassified from current tax payable	-	574
Decrease for prior year tax positions	-	(88)
Additions for current year tax positions	1,899	973

Ending balance	$5,597	$3,214

Summary of Taxes on Income

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$4,678	$5,371	$5,561
Deferred taxes	(1,535)	(2,308)	91

	$3,143	$3,063	$5,652

Domestic	$1,833	$2,049	$238
Foreign	1,310	1,014	5,414

	$3,143	$3,063	$5,652

F - 45

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

	Year ended December 31,
	2019	2018	2017
Domestic taxes:

Current taxes	$3,670	$2,206	$238
Deferred taxes	(1,837)	(157)	-

	1,833	2,049	238
Foreign taxes:

Current taxes	1,008	3,165	5,323
Deferred taxes	302	(2,151)	91

	1,310	1,014	5,414

	$3,143	$3,063	$5,652

Significant Components of Deferred Tax Liabilities and Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018

Carryforward losses and tax credit	$7,175	$4,743
Deferred revenues	4,967	6,350
Temporary differences	4,484	5,093
Unrealized losses on marketable securities	-	331

Deferred tax assets before valuation allowance	16,626	16,517
Valuation allowance	(1,477)	(3,247)

Net deferred tax assets	15,149	13,270

Intangible assets, including goodwill	(5,140)	(4,047)
Depreciable assets	(1,497)	(1,780)
Unrealized gains on marketable securities	(388)	-

Deferred tax liability	(7,025)	(5,827)

Net deferred tax assets	$8,124	$7,443

Reconciliation Between Theoretical and Actual Tax Expense

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	Year endedDecember 31,
	2019	2018	2017

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$25,709	$14,798	$(1,841)

Statutory tax rate	23%	23%	24%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$5,913	$3,404	$(442)
Tax adjustment in respect of different tax rate of foreign subsidiary	-	65	334
Non-deductible expenses and other permanent differences	188	(340)	375
Deferred taxes on losses for which valuation allowance was provided, net	592	743	1,288
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(2,175)	(2,259)	(709)
Stock compensation relating to stock options per ASC No. 718	821	1,073	1,976
Income taxes in respect of prior years	330	273	(1,038)
Change of tax rate	-	696	3,249
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(2,783)	(684)	347
Other	257	92	272

Actual tax expense	$3,143	$3,063	$5,652
(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.00	$0.00

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.00	$0.00

Schedule of Income Before Income Taxes

h.Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$19,185	$9,009	$(5,918)
Foreign	6,524	5,789	4,077

Income (loss) before taxes on income	$25,709	$14,798	$(1,841)